Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

 Innovator U.S. Equity Buffer ETF™ – June

Innovator U.S. Equity Power Buffer ETF™ – June

Innovator U.S. Equity Ultra Buffer ETF™ – June

Innovator International Developed Power Buffer ETF™ – June

Innovator Growth-100 Power Buffer ETF™ – June

Innovator U.S. Small Cap Power Buffer ETF™ – June

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus
Dated February 27, 2025

May 30, 2025

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the Outcome Period of approximately one year. The current Outcome Period will end on May 31, 2025. Each Fund will commence a new Outcome Period that will begin on June 1, 2025 and end on May 31, 2026. An investment in each Fund over the course of the Outcome Period will be subject to such Fund’s Cap as set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Innovator U.S. Equity Buffer ETF™ – June	BJUN	Gross: 16.26% Net: 15.47%*	The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 16.26% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses, over the period from June 1, 2025 to May 31, 2026.
Innovator U.S. Equity Power Buffer ETF™ – June	PJUN	Gross: 12.58% Net: 11.79%*	The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 12.58% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses, over the period from June 1, 2025 to May 31, 2026.

Innovator U.S. Equity Ultra Buffer ETF™ – June	UJUN	Gross: 11.77% Net: 10.98%*	The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 11.77% (prior to taking into account management fees and other fees) while providing a buffer against SPDR® S&P 500® ETF Trust losses of between 5% and 35% (prior to taking into account management fees and other fees) over the period from June 1, 2025 to May 31, 2026.
Innovator International Developed Power Buffer ETF™ – June	IJUN	Gross: 14.55% Net: 13.70%*	The Fund seeks to provide investors with returns that match the price return of the iShares MSCI EAFE ETF, up to the upside cap of 14.55% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares MSCI EAFE ETF losses, over the period from June 1, 2025 to May 31, 2026.
Innovator Growth-100 Power Buffer ETF™ – June	NJUN	Gross: 15.38% Net: 14.59%*	The Fund seeks to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 15.38% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from June 1, 2025 to May 31, 2026.
Innovator U.S. Small Cap Power Buffer ETF™ – June	KJUN	Gross: 16.96% Net: 16.17%*	The Fund seeks to provide investors with returns that match the price return of the iShares Russell 2000 ETF, up to the upside cap of 16.96% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares Russell 2000 ETF losses, over the period from June 1, 2025 to May 31, 2026.

*	Takes into account the Fund’s unitary management fee.

In connection with onset of the new Outcome Period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the prior Outcome Period are deleted in their entirety and replaced with references to new Outcome Period: June 1, 2025 through May 31, 2026.

3.	All references to the Cap for the prior Outcome Period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference